Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 241,950	$ 357,240	$ 10,080	$ 609,270
Canada | Government of Saskatchewan
Total		2,490		2,490
Canada | Government of Alberta
Total	340	860	750	1,950
Canada | Municipal District of Wainwright
Total	660			660
Canada | Camrose County
Total	380			380
Canada | Municipal District of Provost
Total	210			210
Canada | County of Vermilion River
Total	210			210
Canada | Government of British Columbia
Total			200	200
Canada | Leduc County
Total	130			130
United States of America | Government of the United States of America, Office of Natural Resources Revenue
Total		340,670	580	341,250
United States of America | State of North Dakota
Total	195,760	6,610	930	203,300
United States of America | Government of the United States of America, Internal Revenue Service
Total	40,510			40,510
United States of America | Commonwealth of Pennsylvania
Total	460	6,130		6,590
United States of America | Fort Berthold Indian Reservation
Total			6,360	6,360
United States of America | Weld County
Total	2,660			2,660
United States of America | State of Montana
Total			1,080	1,080
United States of America | State of Colorado
Total	$ 630	260	$ 180	1,070
United States of America | City of Thornton
Total		$ 220		$ 220